Share-based Compensation (Share Option Activities) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 years	Dec. 31, 2013 years	Dec. 31, 2012 years
Number of Options
Number of Options, Outstanding, Beginning Balance	39,770,121	13,997,069	19,341,696
Number of Options, Granted	21,052,758	30,732,900	0
Number of Options, Forfeited and expired	(4,013,850)	(1,408,938)	(456,870)
Number of Options, Exercised	(6,542,022)	(3,550,910)	(4,887,757)
Number of Options, Outstanding, Ending Balance	50,267,007	39,770,121	13,997,069
Number of Options, Exercisable	13,382,374
Number of Options, Vested and expected to vest	43,222,033
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding, Beginning Balance (US$ per share)	$ 0.44	$ 0.03	$ 0.03
Weighted Average Exercise Price, Granted (US$ per share)	$ 1.30	$ 0.58	$ 0.00
Weighted Average Exercise Price, Forfeited and expired (US$ per share)	$ 0.91	$ 0.44	$ 0.03
Weighted Average Exercise Price, Exercised (US$ per share)	$ 0.23	$ 0.03	$ 0.03
Weighted Average Exercise Price, Outstanding, Ending Balance (US$ per share)	$ 0.79	$ 0.44	$ 0.03
Weighted Average Exercise Price, Exercisable (US$ per share)	$ 0.30
Weighted Average Exercise Price, Vested and expected to vest (US$ per share)	$ 0.76
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding, Beginning Balance (in years)	8.1	5.4	6.4
Weighted Average Remaining Contractual Life, Outstanding, Ending Balance (in years)	8.2	8.1	5.4
Weighted Average Remaining Contractual Life, Exercisable (in years)	5.8
Weighted Average Remaining Contractual Life, Vested and expected to vest (in years)	8.0
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding, Beginning Balance (US$ in million)	$ 30.2	$ 5.9	$ 13.0
Aggregate Intrinsic Value, Exercised (US$ in million)	7.1	3.6	3.1
Aggregate Intrinsic Value, Outstanding, Ending Balance (US$ in million)	17.6	30.2	5.9
Aggregate Intrinsic Value, Exercisable (US$ in million)	10.0
Aggregate Intrinsic Value, Vested and expected to vest (US$ in million)	$ 16.2